SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

                               JNL(R) SERIES TRUST


The Board of Trustees has appointed KPMG LLP as the Series' independent accountants. KPMG LLP, 90 South Seventh Street, Minneapolis, MN 55402, will audit and report on the Series' annual financial statements, and will perform other professional accounting, auditing and advisory services when engaged to do so by the Series.


This Supplement is dated May 30, 2001.

(To be used with V3180 Rev. 05/01)